Discontinued Operation (Details 2) - USD ($) $ in Thousands	Jun. 30, 2023	Apr. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Analysis Of Single Amount Of Discontinued Operations Line Items
Cash and cash equivalents	$ 3,912		$ 6,284	$ 8,434	$ 19,176
Restricted deposits	0		24	0
Right of use assets	3,036		3,400	3,612
Fixed assets	2,238		3,315	4,653
Currency translation differences reserve	$ (126)		$ 1,424	$ 1,898
Discontinued operation
Disclosure Of Analysis Of Single Amount Of Discontinued Operations Line Items
Cash and cash equivalents		$ 163
Restricted deposits		29
Trade and other receivables		138
Right of use assets		53
Fixed assets		954
Trade payables		(132)
Other payables		(1,543)
Liabilities of lease agreements		(63)
Currency translation differences reserve		2,015
Total		$ 1,614